Cash and Investments - Fixed Income Maturity Profile (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash and Investments
Bonds with call features	$ 4,063.0	$ 7,155.0
Bonds with put features	77.2	1.3
Bonds with call and put features	467.8	1,075.8
U.S. treasury bond forward contracts
Cash and Investments
Notional amount	1,691.3	$ 330.8
First mortgage loans
Cash and Investments
Net purchases of first mortgage loans	826.9
Short to mid-dated high quality corporate bonds
Cash and Investments
Net proceeds	3,948.5
Bonds, Canadian government
Cash and Investments
Net purchases of Canadian government bonds	$ 617.3